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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Adam D. Portnoy             Newton, MA      August 7, 2009
   ---------------------------     ----------------   --------------
           [Signature]               [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 73
                                        --------------------

Form 13F Information Table Value Total: $27,241
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER        TITLE OF CLASS       CUSIP     VALUE                                INVESTMENT  OTHER
                                                   (X $1,000) AMOUNT AND TYPE OF SECURITY DISCRETION MANAGERS   VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SHRS OR
                                                               PRN AMT   SH/PRN  PUT/CALL                       SOLE   SHARED NONE
                                                              ---------- ------  --------                     -------- ------ ----
ALEXANDRIA REAL
 ESTATE EQUIT               COM          015271109        447   12,500     SH                 SOLE              12,500      -
APARTMENT INVT +
 MGMT CO                  CLASS A        03748R101        254   28,745     SH                 SOLE              28,745      -
ASSOCIATED ESTATES
 RLTY CORP                  COM          045604105        345   57,959     SH                 SOLE              57,959      -
AVALONBAY CMNTYS INC        COM          053484101        871   15,575     SH                 SOLE              15,575      -
BLACKROCK PFD EQUITY
 ADVANTAGE                  COM          092508100        187   19,336     SH                 SOLE              19,336      -
BRANDYWINE RLTY TR    SH BEN INT NEW     105368203        975  130,900     SH                 SOLE             130,900      -
BRE PPTYS INC              CL A          05564E106        380   16,000     SH                 SOLE              16,000      -
BROOKFIELD PPTYS
 CORP                       COM          112900105         80   10,000     SH                 SOLE              10,000      -
CBL + ASSOC PPTYS
 INC                        COM          124830100         99   18,314     SH                 SOLE              18,314      -
CEDAR SHOPPING CTRS
 INC                      COM NEW        150602209        174   38,508     SH                 SOLE              38,508      -
CITIGROUP INC               COM          172967101         13    4,450     SH                 SOLE               4,450      -
COGDELL SPENCER INC         COM          19238U107        136   31,655     SH                 SOLE              31,655      -
COHEN + STEERS
 ADVANTAGE INCOM            COM          19247W102        193   52,500     SH                 SOLE              52,500      -
COHEN + STEERS PREM
 INCOME                     COM          19247V104         25    7,177     SH                 SOLE               7,177      -
COHEN + STEERS REIT
 + UTIL INC                 COM          19247Y108        174   24,384     SH                 SOLE              24,384      -
COLONIAL PPTYS TR     COM SH BEN INT     195872106        258   34,800     SH                 SOLE              34,800      -
CORPORATE OFFICE
 PPTYS TR               SH BEN INT       22002T108        458   15,600     SH                 SOLE              15,600      -
COUSINS PPTYS INC           COM          222795106        280   32,939     SH                 SOLE              32,939      -
D R HORTON INC              COM          23331A109        346   37,000     SH                 SOLE              37,000      -
DCT INDUSTRIAL
 TRUST INC                  COM          233153105        306   75,000     SH                 SOLE              75,000      -
DIAMONDROCK
 HOSPITALITY CO             COM          252784301        125   20,000     SH                 SOLE              20,000      -
DUKE RLTY CORP              COM NEW      264411505        273   31,100     SH                 SOLE              31,100      -
DWS RREEF REAL
 ESTATE FD II               COM          23338X102         52   94,150     SH                 SOLE              94,150      -
EASTGROUP PPTYS INC         COM          277276101        234    7,100     SH                 SOLE               7,100      -
EATON VANCE ENHANCED
 EQUITY                     COM          278277108        149   12,100     SH                 SOLE              12,100      -
ENTERTAINMENT PPTYS
 TR                   COM SH BEN INT     29380T105        670   32,500     SH                 SOLE              32,500      -
EQUITY ONE INC              COM          294752100         41    3,100     SH                 SOLE               3,100      -
EQUITY RESIDENTIAL      SH BEN INT       29476L107      1,089   49,000     SH                 SOLE              49,000      -
ESSEX PROPERTY TRUST        COM          297178105        373    6,000     SH                 SOLE               6,000      -
EXTRA SPACE STORAGE
 INC                        COM          30225T102        448   53,700     SH                 SOLE              53,700      -
FELCOR LODGING TR
 INC                  PFD CV A $1.95     31430F200        416   73,000     SH                 SOLE              73,000      -
HCP INC                     COM          40414L109        839   39,580     SH                 SOLE              39,580      -
HEALTH CARE REIT INC        COM          42217K106         36    1,050     SH                 SOLE               1,050      -
HEALTH CARE REIT INC    G CONV 7.5%      42217K502        539   20,000     SH                 SOLE              20,000      -
HEALTHCARE RLTY TR          COM          421946104        219   13,000     SH                 SOLE              13,000      -
HERSHA HOSPITALITY
 TR                    SH BEN INT A      427825104        497  200,583     SH                 SOLE             200,583      -
HIGHWOODS PPTYS INC         COM          431284108      1,295   57,900     SH                 SOLE              57,900      -
HOME PROPERTIES INC         COM          437306103         17      500     SH                 SOLE                 500      -
KILROY RLTY CORP            COM          49427F108         21    1,000     SH                 SOLE               1,000      -
KIMCO RLTY CORP             COM          49446R109         50    5,000     SH                 SOLE               5,000      -
LAS VEGAS SANDS CORP        COM          517834107         94   12,000     SH                 SOLE              12,000      -
LEXINGTON REALTY
 TRUST                      COM          529043101        155   45,475     SH                 SOLE              45,475      -
LIBERTY PROPERTY      SH BEN INT SUPP    531172104        834   36,200     SH                 SOLE              36,200      -
MACERICH CO                 COM          554382101        264   14,988     SH                 SOLE              14,988      -
MACK CA RLTY CORP           COM          554489104        677   29,700     SH                 SOLE              29,700      -
MAGUIRE PPTYS INC           COM          559775101         20   24,000     SH                 SOLE              24,000      -
MEDICAL PPTYS TR INC        COM          58463J304        844  139,120     SH                 SOLE             139,120      -
MID AMER APT CMNTYS
 INC                        COM          59522J103        738   20,100     SH                 SOLE              20,100      -
NATIONAL RETAIL
 PPTYS INC                  COM          637417106      1,681   96,900     SH                 SOLE              96,900      -
NATIONWIDE HEALTH
 PPTYS INC                  COM          638620104      1,613   62,654     SH                 SOLE              62,654      -
NICHOLAS APPLEGATE
 CONV                       COM          65370G109          3      504     SH                 SOLE                 504      -
NUVEEN FLOATING RATE
 INCOME FD                  COM          67072T108        155   20,185     SH                 SOLE              20,185      -
NUVEEN REAL ESTATE
 INCOME FD                  COM          67071B108         23    3,700     SH                 SOLE               3,700      -
OMEGA HEALTHCARE
 INVESTORS                  COM          681936100         34    2,200     SH                 SOLE               2,200      -
PROSHARES TR          PSHS REAL ESTATE   74347R552      1,068   54,250     SH                 SOLE              54,250      -
PROSHARES TR         PROSHARES ULTRASHOR 74347R628         23      550     SH                 SOLE                 550      -
PROSHARES TR          PSHS ULTSHT FINL   74347R677        232   65,250     SH                 SOLE              65,250      -
PUBLIC STORAGE              COM          74460D109        203    3,100     SH                 SOLE               3,100      -
RAMCO GERSHENSON
 PPTYS TR             COM SH BEN INT     751452202        210   21,000     SH                 SOLE              21,000      -
REALTY INCOME CORP          COM          756109104         94    4,300     SH                 SOLE               4,300      -
REGENCY CTRS CORP           COM          758849103        443   12,700     SH                 SOLE              12,700      -
SIMON PPTY GROUP INC
 NEW                        COM          828806109      1,126   21,890     SH                 SOLE              21,890      -
SL GREEN RLTY CORP          COM          78440X101        388   16,900     SH                 SOLE              16,900      -
SOVRAN SELF STORAGE
 INC                        COM          84610H108        228    9,250     SH                 SOLE               9,250      -
SUN CMNTYS INC              COM          866674104          1      100     SH                 SOLE                 100      -
SUNSTONE HOTEL INVS
 INC NEW                    COM          867892101         18    3,285     SH                 SOLE               3,285      -
SUPERTEL HOSPITALITY
 INC                        COM          868526104        154   84,642     SH                 SOLE              84,642      -
TANGER FACTORY
 OUTLET CTRS INC            COM          875465106        175    5,400     SH                 SOLE               5,400      -
UDR INC                     COM          902653104         31    3,000     SH                 SOLE               3,000      -
VORNADO RLTY TR         SH BEN INT       929042109      1,266   28,110     SH                 SOLE              28,110      -
WASHINGTON REAL
 ESTATE INVT TR         SH BEN INT       939653101        403   18,000     SH                 SOLE              18,000      -
WEINGARTEN RLTY INVS    SH BEN INT       948741103        508   35,000     SH                 SOLE              35,000      -
WESTERN ASSET
 EMERGING MKTS              COM          95766A101        151   10,293     SH                 SOLE              10,293      -